Property, Plant and Equipment - Summary of Carrying Amount of Each Class of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 288,418	$ 443,566
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	98,820	95,866
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	11,052	20,809
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 178,546	$ 326,891